UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21984

Central Park Group Multi-Event Fund

(Exact name of registrant as specified in charter)

12 East 49th Street, New York, NY

10017

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

4020 South 147th Street, Omaha, Nebraska, 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-317-9200

Date of fiscal year end:

10/31

Date of reporting period:4/30/10

Item 1.  Reports to Stockholders.

Central Park Group Multi-Event Fund

Financial Statements

Semi-Annual Report

April 30, 2010

CENTRAL PARK GROUP MULTI-EVENT FUND

Financial Statements

For the Six Months Ended April 30, 2010

Table of Contents

Schedule of Portfolio Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11
Supplemental Information (Unaudited)	20

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments
April 30, 2010 (Unaudited)

Shares	Type			Fair Value ($)
	INVESTMENT IN SECURITIES -103.0%
	COMMON STOCK - 54.5%
	AUTO PARTS & EQUIPMENT - 1.2%
62,031	Dana Holding Corp. (a,b)			$ 828,734

	BANKS - 4.9%
30,890	Banco Santander SA			392,526
36,146	CIT Group, Inc. (a,b)			1,467,528
9,360	First Southern Bancorp, Inc. (b)			133,380
10,361	Goldman Sachs Group, Inc.			1,504,417
				3,497,851
	BEVERAGES - 1.8%
46,532	Coca-Cola Enterprises, Inc. (a)			1,290,332

	BIOTECHNOLOGY - 2.5%
31,052	OSI Pharmaceuticals, Inc. (a,b)			1,821,821

	CHEMICALS - 6.7%
36,234	Airgas, Inc. (a)			2,299,047
20,708	FMC Corp. (a)			1,317,857
41,347	WR Grace & Co. (a,b)			1,194,515
				4,811,419
	COAL - 0.4%
20,527	MacArthur Coal Ltd.			295,546

	ENGINEERING & CONSTRUCTION - 2.0%
51,674	McDermott International, Inc. (a,b)			1,416,384

	ENTERTAINMENT - 1.0%
20,726	Cedar Fair LP (a)			299,491
31,019	Pinnacle Entertainment, Inc. (a,b)			419,687
				719,178
	FOOD - 1.7%
20,621	Metro AG			1,237,467

	FOREST PRODUCTS & PAPER - 1.4%
20,668	Weyerhaeuser Co. (a)			1,023,479

	HEALTHCARE-PRODUCTS - 5.8%
20,673	Alcon, Inc. (a)			3,222,094
20,727	Baxter International, Inc.			978,729
				4,200,823
	INSURANCE - 2.0%
41,313	First American Corp. (a)			1,428,191

	IRON/STEEL - 0.6%
5,132	Salzgitter AG			417,571

	LEISURE TIME - 0.7%
10,363	WMS Industries, Inc. (a,b)			518,357

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments (continued)
April 30, 2010 (Unaudited)

Shares	Type			Fair Value ($)
	MISCELLANEOUS MANUFACTURING - 1.7%
15,495	Eaton Corp.			$ 1,195,594

	OIL & GAS - 5.7%
41,378	Cobalt International Energy, Inc. (a,b)			476,261
10,362	Energy XXI Bermuda Ltd. (a,b)			181,439
20,710	Hess Corp. (a)			1,316,121
51,716	Mariner Energy, Inc. (a,b)			1,234,978
41,352	Petrohawk Energy Corp. (a,b)			892,790
				4,101,589
	OIL & GAS SERVICES - 4.2%
51,693	Smith International, Inc. (a)			2,468,858
30,973	Weatherford International Ltd. (a,b)			560,921
				3,029,779
	PHARMACEUTICALS - 2.0%
20,679	Mead Johnson Nutrition Co. - Cl. A (a)			1,067,243
62,079	Nabi Biopharmaceuticals (a,b)			348,884
				1,416,127
	REITS - 1.8%
82,767	General Growth Properties, Inc. (a)			1,299,442

	RETAIL - 2.0%
36,220	Casey's General Stores, Inc. (a)			1,399,179

	SAVINGS & LOANS - 0.3%
361,906	Flagstar Bancorp, Inc. (a,b)			229,810

	SOFTWARE - 1.6%
124,091	Novell, Inc. (a,b)			696,151
41,364	Take-Two Interactive Software, Inc. (a,b)			449,627
				1,145,778
	TELECOMMUNICATIONS - 2.5%
30,989	SBA Communications Corp. - Cl. A (a,b)			1,096,081
30,890	Telefonica SA			699,766
				1,795,847
	TOTAL COMMON STOCK (Cost - $38,061,508)			39,120,298

	PREFERRED STOCK - 0.0%
	BANKS - 0.0%
16	First Southern Bancorp Inc.			16,000
	TOTAL PREFERRED STOCK (Cost - $16,000)

	PRIVATE PLACEMENTS - 2.7%
341,000	JAM Recovery Fund LP (c,d,e)			347,002
26,175	NBH Holdings Corp (a,c,d,e)			497,325
56,855	SJB Escrow Corp - Class A 144A (c,d,e)			1,080,245
	TOTAL PRIVATE PLACEMENTS (Cost - 2,001,600)			1,924,572

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments (continued)
April 30, 2010 (Unaudited)

Principal ($)	Type	Coupon %	Maturity	Fair Value ($)
	BANK LOANS - 16.9%
3,704,000	BAWAG/Sacher Funding Ltd (c,f)	6.50%	5/14/2014	$ 2,037,130
2,040,000	Capmark Secured Term Loan Bank Debt (c)	4.75%	3/23/2011	1,817,737
2,424,000	Chrysler Financial Services Americas LLC (c)	6.76%	8/13/2013	2,414,910
1,996,938	Ford Motor Co. Tranche B1 Term Loan (c)	3.26%	12/16/2013	1,929,541
1,217,000	Ineos Holdings Ltd., Ineos Finance LLC (c)	0.00%	12/16/2013	1,211,676
1,825,396	LyondellBasell CAM Exchange (c)	0.00%	12/20/2014	1,664,153
1,000,000	LyondellBasell Roll-Up Term Loans (c)	5.80%	12/20/2014	1,097,500
	TOTAL BANK LOANS (Cost $10,649,679)			12,172,647

	CORPORATE BONDS -10.1%
495,000	CIT Group Inc. (a)	7.000	5/1/2013	485,719
177,998	CIT Group Inc.	7.000	5/1/2014	171,601
177,998	CIT Group Inc.	7.000	5/1/2015	169,710
400,000	CIT Group Inc.	7.000	5/1/2016	380,375
666,000	CIT Group Inc.	7.000	5/1/2017	632,908
1,045,000	GMAC, Inc. (a)	6.875	9/15/2011	1,061,696
836,000	GMAC, Inc. (a)	7.250	3/2/2011	852,188
2,091,000	Lehman Brothers Holdings (a,c,g)	5.625	1/24/2013	473,960
1,655,000	Smurfit-Stone Container Corp. (a,c,g)	8.000	3/15/2017	1,667,413
627,000	Washington Mutual Bank (a,g)	0.000	5/1/2009	307,230
413,000	Washington Mutual Bank (a,g)	0.000	2/4/2011	201,337
404,000	Washington Mutual, Inc. (a,g)	4.000	1/15/2009	413,343
412,000	Washington Mutual, Inc. (a,g)	4.625	4/1/2014	406,850
	TOTAL CORPORATE BONDS (Cost $6,551,737)			7,224,330

	EXCHANGE TRADED FUND - 5.0%
31,027	SPDR Gold Trust (b)			3,579,895
	TOTAL EXCHANGE TRADED FUND ( Cost - $3,571,426)

	PURCHASED OPTIONS - 0.6%
	Call Options
103	Alcon, Inc. August @ 155			61,800
724	Weatherford International Ltd May @ 17			105,704
	Put Options
308	Airgas, Inc. May @ 60			6,776
205	OSI Pharmaceuticals, Inc. May @ 50			6,150
1,034	SPDR May @ 119			223,344
724	Weatherford International Ltd May @ 16			13,032
	TOTAL OPTIONS ( Cost - $403,727)			416,806

	SHORT-TERM INVESTMENTS - 13.2%
9,487,768	Union Bank of California Money Market Sweep (a)			9,487,768
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $9,487,768)			9,487,768
	TOTAL INVESTMENTS IN SECURITIES ( Cost - $70,743,445)			73,942,316

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments (continued)
April 30, 2010 (Unaudited)

Shares	Type			Fair Value ($)

	INVESTMENTS IN SECURITIES SOLD, NOT YET PURCHASED AND
	EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED - (17.4%)

	SECURITIES SOLD, NOT YET PURCHASED - (4.7%)
10,298	Albemarle Corp.			$ (470,206)
5,149	Novartis AG - ADR			(261,827)
36,634	Schlumberger Ltd.			(2,616,400)
	TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds - $2,933,286)			(3,348,433)

	EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED - (12.6%)
20,527	iShares Barclays 20+ Year Treasury Bond Fund			(1,891,974)
41,353	iShares Russell 2000 Index Fund			(2,960,048)
20,527	SPDR S&P 500 ETF Trust			(2,439,839)
41,338	SPDR S&P Retail ETF			(1,766,373)
	TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (Proceeds - $9,153,165)			(9,058,234)

Contracts (h)	WRITTEN OPTIONS - (.1%)
	Call Option
87	Apache Corporation May @ 105 (b)			(16,530)
	Put Option
1,034	SPDR SPY MAY @ 112 (b)			(61,006)
	TOTAL WRITTEN OPTION (Premiums received $93,340)			(77,536)

	TOTAL INVESTMENTS IN SECURITIES SOLD, NOT YET PURCHASED
	(Proceeds $12,179,791)			(12,484,203)

	TOTAL INVESTMENTS IN SECURITIES AND INVESTMENTS IN SECURITIES SOLD,
	NOT YET PURCHASED - 85.6%
	(Cost $ 58,563,654) (I,j)			61,458,113
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.4%			10,359,315
	NET ASSETS - 100.0%			$ 71,817,428

LLC Limited Liability Company
SPDR Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments (continued)
April 30, 2010 (Unaudited)

The Fund has entered into the following equity contract for difference swaps with Goldman Sachs International
as of April 30, 2010.				Net Unrealized
	Equity Security	Interest Rate/		Appreciation/
Notional Amount	Received	Equity Security Paid	Termination Date	(Depreciation)
One week LIBOR
plus 30 bps plus
GBP 698,471 (515,572 shares)	Market Value	Market Value
	Appreciation on:	Depreciation on
	Vodafone Group PLC	Vodafone Group PLC	January 2020	$ 70,321

One week LIBOR
plus 30 bps plus
	Market Value	Market Value
	Appreciation on:	Depreciation on
GBP 284,548 (278,369 shares)	Shanks Group PLC	Shanks Group PLC	March 2020	3,040

One week LIBOR
plus 30 bps plus
	Market Value	Market Value
	Appreciation on:	Depreciation on
GBP 106,589 (61,880 shares)	Mouchel PLC	Mouchel PLC	April 2020	22,530

			Long	Short
% OF TOTAL INVESTMENTS IN SECURITIES AND EXCHANGE TRADED
FUNDS BY COUNTRY
United States of America			$ 70,557,105	$ (12,144,840)	94.92%
Australia			1,424,132		2.31%
Germany			868,787		1.41%
Switzerland			1,092,292	$ (261,827)	1.35%
TOTAL % OF INVESTMENTS IN SECURITIES AND EXCHANGE TRADED
FUNDS BY COUNTRY			$ 73,942,316	$ (12,406,667)	100.00%

(a)			Security positions are either entirely or partially held in a segregated account as collateral for securities sold, not yet purchased, aggregating a total; market value of $38,632,363.
(b) Non incoming producing
(c)	Fair Value Security. These securities represent 19.6% of the net assets as of April 30, 2010
(d)	Security restricted as to resale or transfer
(e) Illiquid security
(f)			Distressed security. The Fund does not anticipate receiving interest income as of April 30, 2010. Accordingly, no interest rate has been expressed
(g) Security in default
(h)	Each Contract equivalent to 100 shares
(i)			The Fund has categorized its investments in accordance with the "Fair Value Measurements and Disclosures"
Topic 820 of the Accounting Standards Codification ('ASC 820'). See note 3 of the Notes to Financial Statements
(j)			Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes, including proceeds from securities sold, not yet purchased and written options, is substainally the same and differs from market value by net appreciation of securities as follows

Gross unrealized appreciation				$ 4,188,594
Gross unrealized depreciation				(1,294,135)
Net unrealized appreciation				$ 2,894,459

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets
Investments, at fair value (cost $70,743,445)	$ 73,942,316
Due from brokers (a)	20,958,779
Receivable for investments sold, not settled	15,892,543
Interest and dividends receivable	49,580
Unrealized gains on swap contracts	95,891
Other assets	6,547
Total Assets	110,945,656

Liabilities
Payable for Capital Shares redeemed	1,818,815
Payable for foreign currency, at value ($3,061,280)	3,036,025
Securities and exchange traded funds sold, not yet purchased at value (proceeds $ 12,086,451)	12,406,667
Payable for investments purchased, not settled	20,401,902
Due to Investment adviser	348,168
Incentive fees payable	891,206
Trustee fees payable	12,047
Options written, at value (Proceeds $93,340)	77,536
Accounts payable and other accrued expenses	135,862
Total Liabilities	39,128,228
Net Assets	$ 71,817,428

Composition of net assets
Paid in capital	$ 69,743,358
Accumulated net investment loss	(1,347,660)
Accumulated net realized loss from investments, options, security and exchange traded funds sold, not yet purchased, written options, swaps and foreign
currency transactions	402,516
Accumulated net unrealized appreciation from investments, options, security and exchange traded funds sold, not yet purchased, written options, swaps and foreign
currency transactions	3,019,214
Net assets at end of period	$ 71,817,428

Net asset value per share outstanding $71,817,428/6,951,410 shares
outstanding (12,500,000 shares authorized)	$ 10.33

(a)	Held in a segregated account as collateral for securities and exchange trades funds sold, not yet purchased. See Note 9 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

Investment Income
Dividends (net of foreign withholding tax $712)	$ 7,291
Interest	549,776
Total Investment Income	557,067

Expenses
Incentive fees	891,206
Investment management fees	633,745
Professional fees	84,276
Administrative services fees	67,740
Custodian fees	12,298
Trustees' fees and expenses	9,297
Interest expense	8,823
Dividend expense	82,685
Other expenses	114,657
Total Expenses	1,904,727

Net Investment Loss	(1,347,660)

Net realized and unrealized gain from investments, options,
securities and exchange traded funds sold, not yet purchased, written options, swaps and foreign currency transactions/translations
Net realized gain (loss) from:
Investments	3,245,361
Options	158,586
Securities and exchange traded funds sold, not yet purchased,	(2,083,765)
Written options	238,189
Swaps	92,270
Foreign currency transactions	50,642
Total net realized gain (loss)	1,701,283
Change in net unrealized appreciation/depreciation from investments options, securities and exchange traded funds sold, not yet purchased
written options, swaps and foreign currency translations	3,211,203

Net realized and unrealized gain from investments, options,
securities and exchange traded funds sold, not yet purchased,
written options, swaps and foreign currency transactions/translations	4,912,486
Net increase in net assets resulting from operations	$ 3,564,826

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Changes in Net Assets
	For the
	Six Months Ended	For the
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
Increase in net assets resulting from operations
Net investment loss	$ (1,347,660)	$ (378,913)
Net realized gain from investments, options, securities
and exchange traded funds sold, not yet purchased, written
options, swaps and foreign currency transactions	1,701,283	4,418,174
Change in net unrealized appreciation/depreciation from investments options, securities and exchange traded funds sold, not yet purchased
written options, swaps and foreign currency translations	3,211,203	597,819
Net increase in net assets resulting from operations	3,564,826	4,637,080

Distributions to shareholders
From net realized gains	(2,368,436)	-
Net decrease in net assets from distributions to shareholders	(2,368,436)	-

Shareholder Transactions
Proceeds from shares issued (1,941,044 and 1,871,033 shares issued)	19,636,960	17,679,153
Net asset value of shares issued in reinvestment of
of distributions to shareholders (221,483 and 0 shares issued)	2,221,478	-
Cost of shares redeemed (217,253 and 222,727 shares redeemed)	(2,229,851)	(2,057,068)
Net increase in net assets from shares of beneficial interest	19,628,587	15,622,085

Total net increase in net assets	20,824,977	20,259,165
Net assets at beginning of period	50,992,451	30,733,286
Net assets at end of period	$ 71,817,428	$ 50,992,451
Accumulated net investment loss	$ (1,347,660)	$ -

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Cash Flows
For the Six Months Ended April 30, 2010 (Unaudited)

Cash flows from operating activities
Net increase in net assets resulting from operations	3,564,826
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(565,054,879)
Proceeds from dispositions of investments	555,362,880
Purchase of securities sold, not yet purchased	(134,849,196)
Proceeds from securities sold, not yet purchased	142,521,288
Purchases of written options	(268,235)
Proceeds from written options	597,493
Net realized loss from investments and options	(3,403,947)
Net realized gains on securities and exchange traded funds sold, not yet purchased	2,083,765
Net realized gain on written options	(238,189)
Change in net unrealized appreciation/depreciation from investments, options, securities and exchange
traded funds sold, not yet purchased and written options	(3,108,645)
Net Accretion of Discounts	(262,444)

Change in assets and liabilities
(Increase)/Decrease in assets:
Due from brokers	(19,865,074)
Receivable for investment sold, not settled	(9,943,740)
Interest and dividends receivable	44,209
Unrealized gain on swaps	(102,558)
Other assets	19,926
Increase/(Decrease) in payables:
Payable of investment purchased, not settled	8,062,693
Foreign currency payable	3,035,167
Due to investment advisor	88,346
Incentive fees payable	635,108
Trustee fees payable	9,297
Accounts payable and other accrued expenses	27,098
Net cash used in operating activities	(21,044,811)

Cash flows from financing activities
Proceeds from shares issued	19,636,960
Dividends reinvested	2,221,478
Shares redeemed	(813,627)
Net cash provided by financing activities	21,044,811
Net Decrease in cash	-
Cash - beginning of period	-
Cash - end of period	-

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the	For the
	Six Months		Year	Period
	Ended		Ended	Ended
	April 30,		October 31,	October 31,
	2010		2009	2008 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.19		$ 9.15	$ 10.65

Activity from investment operations:
Net investment income (loss) (2)	(0.22)		(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	0.78		1.13	(1.48)
Total from investment operations	0.56		1.04	(1.50)

Less distributions from:
Net realized gains	(0.42)		-	-
Total distributions	(0.42)		-	-

Net asset value, end of period	$ 10.33		$ 10.19	$ 9.15

Ratio of net investment income (loss) to average net assets (3)	(4.10)%		(.99)%	(2.39)%	(4)
Ratio of gross expenses before incentive fees to average net assets (3)	3.20%	(4)	3.83%	6.69%	(4,5)
Ratio of net expenses before incentive fees to average net assets (3)	3.20%	(4)	3.83%	4.53%	(4,5,6)
Incentive fees (3)	1.32%	(7)	0.67%	-
Ratio of net expenses after incentive fees to average net assets (3)	4.52%		4.50%	4.53%	(4,5)
Portfolio Turnover Rate	458%	(7)	1033%	740%	(7)
Total return, before incentive fees (8)	7.10%	(7)	11.96%	(14.08)%	(7)
Incentive fees	(1.32)%	(7)	(0.67)%	-
Total return, after incentive fees (8)	5.78%	(7)	11.29%	(14.08)%	(7)
Net assets, end of period (000s)	$ 71,817		$ 50,992	$ 30,733

(1)	Central Park Multi Event Fund commenced operations on December 6, 2007
(2) Calculated using the average shares method.
(3)	The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.
(4) Annualized for periods less than one year
(5)	Ratio of gross expenses to average net assets does not include the impact of the Adviser’s expense reimbursement.
(6)	Ratio of net expenses to average net assets includes the effect of the voluntary expense reimbursement by the Adviser.
(7) Not annualized for periods less than one year.
(8)	Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of a sales load, if any, incurred when subscribing to the Fund.

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements

April 30, 2010 (Unaudited)

1. Organization

Central Park Group Multi-Event Fund (the “Fund”) was organized in the State of Delaware on November 21, 2006 as a diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 6, 2007 and previously had minimal operations primarily related to organizational matters.

The Fund’s investment objective is to seek capital appreciation while seeking to moderate risk and reduce volatility compared to the general equity markets, by pursuing a variety of investment strategies. These include primarily event-driven strategies, relative value strategies, and capital structure arbitrage strategies. The Fund may also trade and invest in undervalued securities by employing long-biased strategies.

The Fund’s investment adviser is Central Park Para Management, LLC (a registered investment adviser) (the “Adviser”), a joint venture between Central Park Advisers, LLC (“Central Park Advisers” or the “Manager”) and Para Advisers, LLC (“Para Advisers”). The Fund’s Board of Trustees (the “Trustees”) has overall responsibility to manage and control the business affairs of the Fund and has engaged the Adviser to provide investment advice to the Fund.

2. Summary of Significant Accounting Policies

The accounting and reporting policies of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), and are expressed in United States dollars.

The following is a summary of significant accounting and reporting policies followed by the Fund in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), and are expressed in United States dollars.

Federal Income Taxes: The Fund qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) during the fiscal year of 2009. The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its shareholders substantially all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

Foreign Currency Transactions: The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the date of valuation, resulting from changes in currency exchange rates.

Option Writing: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Put and call options purchased are accounted for in the same manner as investment securities.

Financial Futures Contracts: The Fund invests in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2010 (Unaudited)

Investment Transactions: The Fund records security transactions based on trade date. For investments in securities, dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts. Discounts and premiums on securities purchased are accreted/amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuations

Fair Value Measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows. The Fund has categorized its investments according to a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — other significant observable inputs for the asset or liability (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs for the asset or liability (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary categorization, as of April 30, 2010, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments	Investment Securities	Other Financial Instruments*	Investment Securities	Other Financial Instruments	Investment Securities	Other Financial Instruments*
Security Type
Assets
Common Stocks (1)	$ 39,120,298	$ —	$ —	$ —	$ —	$ —	$39,120,298	$ —
Preferred Stocks(1)	16,000	—	—	—	—	—	16,000	—
Private Placements	—	—	—	—	1,924,572	—	1,924,572	—
Bank Loans	—	—	—	—	12,172,647	—	12,172,647	—
Corporate Bonds	—	—	5,082,957	—	2,141,373	—	7,224,330	—
Exchange Traded Fund	3,579,895	—	—	—	—	—	3,579,895	—
Purchased Options	—	—	416,806	—	—	—	416,806	—
Short Term Investment	9,487,768	—	—	—	—	—	9,487,768	—
Swaps	—	—	—	95,891	—	—	—	95,891
Liabilities
Securities Sold, Not Yet Purchased (1)	(3,348,433)	—	—	—	—	—	(3,348,433)	—
Exchange Traded Funds Sold, Not Yet Purchased	(9,058,234)	—	—	—	—	—	(9,058,234)	—
Written Options	—	—	(77,536)	—	—	—	(77,536)	—
Total	$39,797,294	$ —	$ 5,422,227	$ 95,891	$16,238,592	$ —	$ 61,458,113	$ 95.891

*

Other financial instruments would include any derivative instruments. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(1)

Since all securities are Level 1 for these security types, a breakdown by industry is not shown above. Please refer to the Schedule of Portfolio Investments for such a breakdown.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

For the current period there have been no transfers out of Level 3. The Fund assumes any transfers between levels occur at the beginning of the year. The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2010 (Unaudited)

Investments	Balance as of October 31, 2009	Change in Unrealized Appreciation/ (Depreciation)*	Net Purchases (Sales)	Balance as of April 30, 2010
Private Placements	$ 1,124,622	$ 423,068	$ 376,882	$ 1,924,572
Bank Loans	6,546,096	974,180	4,652,371	12,172,647
Corporate Bonds (Defaulted)	1,623,622	204,848	1,641,663	3,470,133
Total	$ 9,294,340	$ 1,602,096	$6,670,916	$ 17,567,352

*

Relates only to investments still held as of April 30, 2010.

Equity securities (common & preferred stock): Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depository Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term securities, with the exception of sweep vehicles valued at cost, and debt securities with less than 60 days to maturity are generally valued at amortized cost, which approximates fair value.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded or in the absence of a reported sale on a particular day, at their bid price, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the times such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Trustees.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. Government securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. Agency securities: U.S. Agency securities are compromised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates. TBA securities and mortgage pass-through certificates are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Restricted securities issued by publically traded companies are generally valued at a discount to similar publically traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2010 (Unaudited)

Private securities: Private securities are valued at fair value. These securities are initially recorded at their original funded cost and subsequently adjusted based upon transactions or events occurring that directly affect the value of such securities. These securities may also be adjusted downward in the event that net realizable value is determined to be less than carrying value. The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in investment funds are carried at fair value as determined by the Fund’s pro rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and incentive fees or allocations payable to the investment funds’ managers or pursuant to the investment funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Trustees will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund’s financial statements.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include forwards, swaps, option contracts, and contracts for differences related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ credit worthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swaps and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or at the supervision of, the Trustees. Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

4. Related Party Transactions

The Fund, pursuant to the Investment Management Agreement, will pay the Manager a monthly asset based fee at an annual rate of 2% of the Fund’s average monthly net assets. The Fund will also pay the Adviser, generally at the end of each fiscal year and at certain other times, an incentive fee (the “Incentive Fee”) equal to 20% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal period (as defined below), net profits will be determined by taking into account net realized gain or loss (including realized gain that may have been distributed to shareholders during such fiscal period) and the net change in unrealized appreciation or depreciation of securities positions. No Incentive Fee will be payable for any fiscal period unless losses and depreciation from prior fiscal periods (the “cumulative loss”) have been recovered by the Fund, occasionally referred to as a “high water mark” calculation. The cumulative loss to be recovered before payment of Incentive Fees will be reduced in certain circumstances. The Adviser will be under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of Incentive Fee for a fiscal period will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal period.

The Incentive Fee is accrued monthly and taken into account for the purpose of determining the Fund’s net asset value. Accordingly, the repurchase price received by an investor whose shares are repurchased in a repurchase offer will be based on a share valuation that will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. No adjustment to a repurchase price will be made after it has been determined. However, for shareholders whose shares are not repurchased on a periodic share repurchase date, the Incentive Fee accrual may subsequently be reversed prior to payment if the Fund’s performance declines. Incentive Fees payable, or portions thereof, are determined as of, and are promptly paid after, the last day of the fiscal year as well as the last day of any other fiscal period. The “fiscal period” is normally the fiscal year, except that, whenever there are share repurchases pursuant to periodic repurchase offers, the period of time from the end of the last fiscal period through that date constitutes a new fiscal period. In such event, only that portion of the accrued Incentive Fee that is proportional to the assets paid in respect of the shares being repurchased (not taking into account any proceeds from contemporaneous share purchases or reinvestments) will be paid to the Adviser for such fiscal period.  The Incentive Fee charged to the Fund for the period ended April 30, 2010 was $839,987, which are payable at Year End.

Each Trustee of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended. All Trustees are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Trustees for the period ended April 30, 2010 were $9,297 which appears as Trustee fees in the Statement of Operations, of which $12,047 was payable at April 30, 2010.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2010 (Unaudited)

5. Administration, Custodian Fees and Distribution

Gemini Fund Services (“Gemini”, or the “Administrator”), serves as administrator, accounting agent, and transfer agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. For its services as Administrator, the Fund pays Gemini an annual fee based upon the average net assets of the Fund. The Fund pays Gemini an annual per investor servicing fee. In addition, the Fund reimburses Gemini for certain out of pocket expenses incurred. Prior to March 31, 2010, Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., serves as administrator, accounting agent, and transfer agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. For its services as Administrator, the Fund pays Citi an annual fee based upon the average net assets of the Fund at an annualized tiered rate ranging from 0.06% to 0.08% subject to an annual minimum fee of $125,000. The Fund pays Citi annual per investor servicing fees ranging from $10 to $20 per investor. In addition, the Fund reimburses Citi for certain out of pocket expenses incurred.

Union Bank of California serves as custodian (the “Custodian”) of the Fund’s assets and provides custodial services for the Fund. Additionally, the Fund utilizes JPMorgan Chase and Goldman Sachs as prime brokers.

Foreside Fund Services, LLC (the “Distributor”) acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions. The Distributor is not affiliated with the Adviser, Citi, or its affiliated companies. The Fund also may distribute shares through other brokers or dealers. The Fund will sell shares only to Qualified Investors (as defined in the Fund’s prospectus).

6. Capital Share Activity

During the period ended April 30, 2010, the Fund had the following share transactions:

Beginning Shares	5,006,136
Shares Sold	1,941,044
Dividend Reinvestment	221,483
Shares Redeemed	(217,253)
Ending Shares	6,951,410

7. Fund Expenses

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; Trustee fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Trustees. The Adviser is permitted to recapture amounts previously reimbursed by the Adviser for a period not to exceed three years from the date on which such expenses were incurred by the Adviser. As of April 30, 2010 the amount subject to recapture was approximately $375,000.

8. Securities Transactions

Aggregate purchases and proceeds from sales of investment securities and options for the period ended April 30, 2010 amounted to $239,886,831, and $206,997,079 respectively. Purchases and proceeds from securities and exchange traded funds sold, not yet purchased amounted to $134,849,196 and $142,521,288, respectively, and purchases and sales of written options amounted to $268,235 and $597,493, respectively. Net realized loss resulting from securities and exchange traded funds sold, not yet purchased and written options was $1,845,576 for the period ended April 30, 2010.

9. Due to/from Brokers

Due from brokers balance of $20,958,779 represents cash held with brokers at April 30, 2010. As of October 31, 2009, the Fund’s cash balance at the beginning of the year was adjusted by $1,093,075 due to a reclassification made between cash and due from brokers. The reclassification had no impact on the Fund’s net income/(loss) or net assets for the period/year ending October 31, 2008 and 2009 respectively.

The Fund has the ability to trade on margin and, in that connection may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker’s reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the brokers. The Fund had no borrowings outstanding at April 30, 2010.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2010 (Unaudited)

10. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

The Fund maintains cash in bank deposits which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

In the ordinary course of trading activities, the Fund trades and holds certain fair-valued derivative contracts, which constitute guarantees. Such contracts include written put options, where the Fund would be obligated to purchase or sell securities at specified prices, i.e. the options are exercised by the counterparties. The maximum payout for the written put option contracts is limited to the number of contracts written and the related strike prices, respectively. At April 30, 2010, the Fund had no maximum payout amounts relating to written put option contracts. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. Due to the nature of the Fund’s strategy, the Fund’s portfolio may include some securities which are relatively illiquid, or thinly traded, and have a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be immediately liquidated if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. This transaction creates a liability to purchase such securities in the market at prevailing prices, and is presented in the Statement of Assets and Liabilities as “securities sold, not yet purchased.” The amount of the liability is subsequently marked to market to reflect the market value of the securities sold, not yet purchased. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold, not yet purchased, exceeds the payments received. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The cash due from the broker (Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

During the period ended April 30, 2010, the Fund had the following written option transactions:

	Call Options		Put Options
	Number of Contracts	Premium	Number of Contracts	Premium
Options outstanding at October 31, 2009	—	$ —	—	$ —
Options written	750	211,836	4,713	385,657
Options terminated in closing purchase transactions	663	176,428	3,679	327,725
Options outstanding at April 30, 2009	87	$ 35,408	1,034	$ 57,932

The Fund may enter into forward foreign currency exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Fund may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to that Fund than if that Fund had invested directly in an instrument that yielded the desired return or spread. Swap agreements do not involve the delivery of securities or other underlying instruments. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records. All open swap agreements at period end are reflected on the Schedule of Portfolio Investments.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2010 (Unaudited)

Credit default swaps (“CDSs”) are bilateral financial swap agreements that contractually transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation.

During the period ended April 30, 2010 the Fund entered into CDSs as a “Protection Buyer.” The CDSs entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a “Protection Seller” in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security. There were no CDSs open at April 30, 2010.

Total return swaps (“TRSs”) are bilateral financial swap agreements where one party (the payer) contractually agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A TRS allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Contract for differences (“CFDs”) are swap agreements in which one party contractually receives income payments on a reference asset, plus any capital gains or losses over the specified payment period, while the other party contractually receives a specified fixed or floating cash flow unrelated to the credit worthiness of the reference asset.

The CDSs, TRSs and CFDs instruments (collectively the “swap agreements”) provide for net cash settlement and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund’s borrowing restriction. Swap agreements are collateralized by segregated cash held at the counterparty.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets. Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities. The Fund may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

Fluctuations in the value of swap agreements are recorded in the change in net unrealized appreciation/depreciation from investments, options, securities and exchange traded funds sold, not yet purchased, written options, swaps and foreign currency translations on the Statement of Operations.

The Fund will enter into swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements.

The Fund also invests in bonds and bank debt.  Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund had no unfunded commitments on investments at April 30, 2010.

The “Derivatives and Hedging” Topic of FASB ASC requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The Funds’ use of derivatives for the period ended April 30, 2010 was limited to written call options, written put options and swaps. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Fund.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2010 (Unaudited)

Fair Value of Derivative Instruments as of April 30, 2010.

	Statement of Assets and Liabilities Location
Primary Risk Exposure	Asset Derivatives	Liability Derivatives	Number of Contracts	Total Fair Value

Equity Contracts	Unrealized gain on purchased options		3,098	$ 416,806

		Unrealized loss on options	1,121	(77,536)
		Written

Credit Contracts	Unrealized Gain on swaps		855,421	95,891

The effect of Derivative Instruments on the Statement of Operations for the period ending April 30, 2010:

Primary Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Net Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gain from purchased options	$ 158,586
	Change in unrealized appreciation/(depreciation) on purchased options		$ (205,476)
	Net realized gain from written options	238,189
	Change in unrealized appreciation/(depreciation) on written options		15,804
Credit Contracts	Net realized loss from swaps	50,642
	Change in unrealized appreciation/(depreciation) on swaps		102,667

11. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to registered investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. There were no distributions to shareholders during the year ended October 31, 2009.

As of October 31, 2009 for federal income tax purposes, the Fund had capital loss carryforwards in the amount of $1,974,986 which were utilized to offset capital gains, to the extent provided by the Treasury regulations. Additionally, the Fund had a net operating loss offset of short term gains in the amount of $368,059 for the year ended October 31, 2009.

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. As of October 31, 2009, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Depreciation	Total Accumulated Earnings

$2,221,374	$ 12,635	$ —	$(1,356,328)	$877,681

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales. The difference between book basis undistributed net investment income and tax basis undistributed ordinary net investment income is attributable primarily to differing book/tax treatment of short term capital gains, forward currency contract mark to market, and income accruals surrounding certain debt structured instruments.

As of October 31, 2009, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments to capital:

Accumulated Net Investment Income	Accumulated Net Realized Gains (Losses)	Paid in Capital

$ 378,913	$ (402,117)	$ 23,204

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2010 (Unaudited)

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

12. Indemnification

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In September 2009 the FASB issued Accounting Standards Update 2009-12 to ASC 820-10, “Investments in Certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASU 2009-12”). ASU 2009-12 amends the Codification in Subtopic 820-10, Fair Value Measurements and Disclosures, to permit an entity that is within the scope of the amendments in this update to measure fair value based on the basis of net asset value per share of the investment, as a practical expedient. ASU 2009-12 also requires certain disclosures by major investment category about the attributes of those investments, including the nature of any restrictions on the investor’s ability to redeem its investments at the measurement date, any unfunded commitments, and the investment strategies of the investees. ASU 2009-12 is effective for interim and annual periods ending after December 15, 2009. The Fund will adopt the provisions of ASU 2009-12 for the semi-annual period ending April 30, 2010. Management is currently evaluating the impact that this will have on the Fund’s financial statements and related disclosures.

14. Subsequent Event

Management has evaluated subsequent events through June 1, 2010. The Fund admitted 67 new investors with contributions in the amount of $6,137,228 subsequent to the period ended April 30, 2010.

CENTRAL PARK GROUP MULTI-EVENT FUND

Supplemental Information

April 30, 2010  (Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending January 31 and July 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-212-317-9200 or on the SEC’s website at http://www.sec.gov.

REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders the option of redeeming shares in amounts of not less than 5% but not more than 25% of the Fund’s Shares of beneficial interest (“Shares”). Currently, the Fund expects to offer to repurchase 25% of its outstanding Shares every January, April, July, and October. The deadline by which the Fund must receive repurchase requests submitted by shareholders in response to each repurchase offer (the “Repurchase Request Deadline”) will be generally on or about the 18th day in the months of January, April, July, and October or, if the 18th day is not a business day, on the next business day. The date on which the repurchase price for Shares is to be determined will be generally the last day of the month (the “Repurchase Pricing Date”), but shall occur no later than the 14th day after the Repurchase Request Deadline or, if the 14th day is not a business day, on the next business day. The Fund’s Share repurchase policy is a fundamental policy of the Fund.

During the period April 30, 2010, the Fund completed four quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 25% of the number of its outstanding Shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2

Commencement Date	December 30, 2009	March 26, 2010
Repurchase Request Deadline	January 21, 2010	April 16, 2010
Repurchase Pricing Date	January 31, 2010	April 30, 2010
Net Asset Value as of Repurchase Offer Date	$9.94	$10.34
Amount Repurchased	$411,035	$1,818,815
Percentage of Outstanding Shares Repurchased	.66%	2.47%

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) are attached hereto.

(b)   Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Central Park Group Multi-Event Fund

By (Signature and Title)

*

/s/ Mitchell A. Tanzman

Mitchell A. Tanzman, Principal Executive Officer

Date

7/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Mitchell A. Tanzman

Mitchell A. Tanzman, Principal Executive Officer

Date

7/7/10

By (Signature and Title)

s/ Michael Mascis

Michael Mascis, Principal Accounting Officer

Date

7/7/10